STOCKHOLDERS' DEFICIT (Details 1)	6 Months Ended
Jun. 30, 2019 $ / shares shares
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	3,385,431
Total, Exercisable	3,385,431
Warrants Issued in 2015 - Exercise Price $4.90 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	110,417
Weighted Average Remaining Contractual Life (Years), Outstanding	8 months 4 days
Weighted Average Exercise Price, Outstanding | $ / shares	$ 4.90
Total, Exercisable	110,417
Weighted Average Exercise Price, Exercisable | $ / shares	$ 4.90
Warrants Issued in 2015 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	110,417
Total, Exercisable	110,417
Warrants Issued in 2016 - Exercise Price $4.50 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	118,750
Weighted Average Remaining Contractual Life (Years), Outstanding	2 years
Weighted Average Exercise Price, Outstanding | $ / shares	$ 4.50
Total, Exercisable	118,750
Weighted Average Exercise Price, Exercisable | $ / shares	$ 4.50
Warrants Issued in 2016 - Exercise Price $4.70 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	75,000
Weighted Average Remaining Contractual Life (Years), Outstanding	1 year 10 months 2 days
Weighted Average Exercise Price, Outstanding | $ / shares	$ 4.70
Total, Exercisable	75,000
Weighted Average Exercise Price, Exercisable | $ / shares	$ 4.70
Warrants Issued in 2016 - Exercise Price $5.00 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	1,300,000
Weighted Average Remaining Contractual Life (Years), Outstanding	1 year 10 months 9 days
Weighted Average Exercise Price, Outstanding | $ / shares	$ 5.00
Total, Exercisable	1,300,000
Weighted Average Exercise Price, Exercisable | $ / shares	$ 5.00
Warrants Issued in 2016 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	1,493,750
Total, Exercisable	1,493,750
Warrants Issued in 2017 - Exercise Price $ 10.80 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	240,764
Weighted Average Remaining Contractual Life (Years), Outstanding	4 years
Weighted Average Exercise Price, Outstanding | $ / shares	$ 10.80
Total, Exercisable	240,764
Weighted Average Exercise Price, Exercisable | $ / shares	$ 10.80
Warrants Issued in 2017 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	240,764
Total, Exercisable	240,764
Warrants Issued in 2018 - Exercise Price $ 11.30 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	1,540,500
Weighted Average Remaining Contractual Life (Years), Outstanding	4 years 3 months 14 days
Weighted Average Exercise Price, Outstanding | $ / shares	$ 11.30
Total, Exercisable	1,540,500
Weighted Average Exercise Price, Exercisable | $ / shares	$ 11.30
Warrants Issued in 2018 [Member]
Class Of Warrant Or Right [Line Items]
Number of Warrants Issued, Outstanding	1,540,500
Total, Exercisable	1,540,500